Share-Based Compensation (Restricted Stock Activity) (Details) - Restricted Share Plan - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value [Roll Forward]
Beginning Balance (in shares)	11,400	15,600	19,800
Granted (in shares)	6,000	9,000	9,000
Vested (in shares)	(3,000)	(4,800)	(4,800)
Forfeitures (in shares)		(8,400)	(8,400)
Ending Balance (in shares)	14,400	11,400	15,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning Balance (in dollars per share)	$ 9.00	$ 9.08	$ 9.18
Granted (in dollars per share)	9.00	9.00	9.00
Vested (in dollars per share)	9.00	9.13	9.25
Forfeitures (in dollars per share)		9.07	9.14
Ending Balance (in dollars per share)	$ 9.00	$ 9.00	$ 9.08